Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2024			December 31, 2023
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts[1]	Fair value	Fair value	amounts[1]
Interest rate-related contracts	5,066	919	531,122	3,918	1,720	483,545
of which in fair value hedges	525	358	261,126	-980	486	258,157
of which in cash flow hedges	-4	—	5,000	-60	—	5,000
Currency-related contracts	5,577	4,120	154,836	2,509	9,789	158,019
of which in fair value hedges	1,448	2,566	35,260	1,786	2,682	36,236
Equity-related contracts	—	70	90	5	1,002	3,722
Contracts related to commodities, credit risk, etc.	—	118	4,648	—	126	5,533
Total derivatives[2]	10,643	5,227	690,696	6,432	12,637	650,819
1	Nominal amounts before set-off.
2	All derivatives are used for economic hedging purposes.

Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2024
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	70,503	148,112	37,929	256,544
Hedge of fixed rate liabilities	5,000	—	—	5,000
Hedge of floating rate assets	1,155	1,194	2,233	4,582
Currency-related contracts
Hedge of fixed rate assets	452	11,936	6,062	18,450
Hedge of fixed rate liabilities	8,199	7,966	646	16,811

	December 31, 2023
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	58,119	168,837	25,436	252,392
Hedge of fixed rate liabilities	—	2,301	3,464	5,765
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	152	13,371	5,777	19,300
Hedge of fixed rate liabilities	2,583	12,908	1,445	16,936

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2024		December 31, 2023
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	15,979	-598	12,852	-648
Loans to credit institutions	1,058	—	1,002	-15
Loans to the public	12,315	-44	12,612	-127
Total	29,352	-642	26,466	-790

	December 31, 2024		December 31, 2023
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	256,459	378	256,561	-1,622
Total	256,459	378	256,561	-1,622

Schedule of cash flow hedge effectiveness

Cash flow hedge effectiveness

Skr mn	2024	2023
Changes in fair value of hedging instruments	56	63
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	-58	-60
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	56	63

1 Recognized in the line item “Net result of financial transactions”.

Schedule of cash flow hedge reserve

Skr mn	2024	2023
Opening balance January 1	-47	-97
Valuation gains and losses	126	122
Tax on valuation gains and losses	-26	-25
Transferred to the income statement	-71	-59
Tax on transfers to the income statement	15	12
Other comprehensive income, net of tax	44	50
Total comprehensive income	44	50
Closing balance December 31	-3	-47
of which relates to continuing hedges for which hedge accounting is applied	-3	-47
of which relates to hedging relationships for which hedge accounting is no longer applied	—	—

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2024	Dec 31, 2023
Gross amounts of recognized financial assets	13,328	10,705
Amounts offset in the Statement of Financial Position	-2,685	-4,273
Net amounts of financial assets presented in the Statement of Financial Position	10,643	6,432
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-1,881	-2,049
Cash collateral received	-7,997	-3,573
Net amount	765	810

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2024	Dec 31, 2023
Gross amounts of recognized financial liabilities	7,912	16,910
Amounts offset in the Statement of Financial Position	-2,685	-4,273
Net amounts of financial liabilities presented in the Statement of Financial Position	5,227	12,637
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-1,881	-2,049
Cash collateral paid	-3,170	-10,353
Net amount	176	235